Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital [Member]	Contributed Surplus [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Equity securities [member]	Accumulated other comprehensive income (loss) [member] Currency hedging instruments [member]	Accumulated other comprehensive income (loss) [member] Fuel Hedging Instruments [Member]	Deficit [member]
Beginning balance at Dec. 31, 2020		$ 3,702.9	$ 88.5		$ 12.4	$ 5.7	$ 0.1	$ (958.1)
Changes in equity [abstract]
Repurchase and cancellation of common shares (note 13a)		(14.9)						3.2
Issuance of shares related to share-based compensation		0.2
Issuance of shares related to dividend reinvestment and share purchase plan (note 13a)		4.6
Issuance of shares related to employee share purchase plan		0.0
Share-based compensation			6.8
Transfer from contributed surplus of share-based compensation redeemed		0.1	(0.1)
Stock Issued During Period, Value, Issued Flow-through Share Agreement		0.0
Stock Issued During Period, Value, Merger			(5.7)
Realized gain on sale of equity securities, reclassified to deficit					(12.0)
Unrealized loss on equity securities, net of taxes					(2.9)
Dividends (note 13(f))	$ (34.5)	(4.6)						(39.1)
Reclassification of realized gain on sale of equity securities, net of tax								12.0
Net earnings (loss)	(66.7)							(66.7)
Hedging gains (losses) for hedge of group of items with offsetting risk positions						(1.7)	0.3
Ending balance at Dec. 31, 2021	2,735.6	3,692.9	89.5	$ 1.9	(2.5)	4.0	0.4	(1,048.7)
Changes in equity [abstract]
Repurchase and cancellation of common shares (note 13a)		(10.4)						2.2
Issuance of shares related to share-based compensation		5.3
Issuance of shares related to dividend reinvestment and share purchase plan (note 13a)		4.1
Issuance of shares related to employee share purchase plan		2.7
Share-based compensation			5.5
Transfer from contributed surplus of share-based compensation redeemed		2.3	(2.3)
Stock Issued During Period, Value, Issued Flow-through Share Agreement		6.9
Stock Issued During Period, Value, Merger			(2.0)
Realized gain on sale of equity securities, reclassified to deficit					0.0
Unrealized loss on equity securities, net of taxes					(20.5)
Dividends (note 13(f))								(39.2)
Reclassification of realized gain on sale of equity securities, net of tax								0.0
Net earnings (loss)	37.1							37.1
Hedging gains (losses) for hedge of group of items with offsetting risk positions						(5.9)	(0.3)
Ending balance at Dec. 31, 2022	$ 2,721.1	$ 3,703.8	$ 90.7	$ (24.8)	$ (23.0)	$ (1.9)	$ 0.1	$ (1,048.6)